Fair Value of Financial Instruments - Summary of Financial Assets And Liabilities Carrying Values By Category And Fair Values (Details) € in Thousands, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Current and non current financial assets	€ 4,817	€ 4,431
Level 1 | Fair value
Disclosure of detailed information about borrowings [line items]
Fair value of financial assets	209,615	258,756
Level 2 | Fair value
Disclosure of detailed information about borrowings [line items]
Fair value of financial assets	1,477	842
Fair value of financial liabilities	82,810	83,889
Level 3 | Fair value
Disclosure of detailed information about borrowings [line items]
Fair value of financial assets	3,133	3,133
Fair value of financial liabilities	3,229	3,229
Gross
Disclosure of detailed information about borrowings [line items]
Current and non current financial assets	214,225	262,731
Carrying value of Assets at fair value through profit and loss	209,615	258,756
Carrying value loans and receivables	1,477	842
Financial liabilities	86,039	87,118
Aggregate nominal amount	86,039	87,118
Financial assets at fair value through other comprehensive income	3,133	3,133
Equity investments | Level 3 | Fair value
Disclosure of detailed information about borrowings [line items]
Fair value of financial assets	3,133	3,133
Equity investments | Gross
Disclosure of detailed information about borrowings [line items]
Current and non current financial assets	3,133	3,133
Financial assets at fair value through other comprehensive income	3,133	3,133
Loans | Level 2 | Fair value
Disclosure of detailed information about borrowings [line items]
Fair value of financial assets	410	388
Loans | Gross
Disclosure of detailed information about borrowings [line items]
Current and non current financial assets	410	388
Carrying value loans and receivables	410	388
Deposits and guarantees | Level 2 | Fair value
Disclosure of detailed information about borrowings [line items]
Fair value of financial assets	325	397
Deposits and guarantees | Gross
Disclosure of detailed information about borrowings [line items]
Current and non current financial assets	325	397
Carrying value loans and receivables	325	397
Trade receivables | Level 2 | Fair value
Disclosure of detailed information about borrowings [line items]
Fair value of financial assets	742	57
Trade receivables | Gross
Disclosure of detailed information about borrowings [line items]
Current and non current financial assets	742	57
Carrying value loans and receivables	742	57
Cash and cash equivalents | Level 1 | Fair value
Disclosure of detailed information about borrowings [line items]
Fair value of financial assets	209,115	258,756
Cash and cash equivalents | Level 1 | Other investments
Disclosure of detailed information about borrowings [line items]
Fair value of financial assets	500
Cash and cash equivalents | Gross
Disclosure of detailed information about borrowings [line items]
Current and non current financial assets	209,115	258,756
Carrying value of Assets at fair value through profit and loss	209,115	258,756
Conditional advances | Level 3 | Fair value
Disclosure of detailed information about borrowings [line items]
Fair value of financial liabilities	3,229	3,229
Conditional advances | Gross
Disclosure of detailed information about borrowings [line items]
Financial liabilities	3,229	3,229
Aggregate nominal amount	3,229	3,229
Convertible loans | Level 2 | Fair value
Disclosure of detailed information about borrowings [line items]
Fair value of financial liabilities	49,175	48,097
Convertible loans | Gross
Disclosure of detailed information about borrowings [line items]
Financial liabilities	49,175	48,097
Aggregate nominal amount	49,175	48,097
Bank loans | Level 2 | Fair value
Disclosure of detailed information about borrowings [line items]
Fair value of financial liabilities	15,514	15,824
Bank loans | Gross
Disclosure of detailed information about borrowings [line items]
Financial liabilities	15,514	15,824
Aggregate nominal amount	15,514	15,824
Obligations under finance leases | Level 2 | Fair value
Disclosure of detailed information about borrowings [line items]
Fair value of financial liabilities	6,793	7,069
Obligations under finance leases | Gross
Disclosure of detailed information about borrowings [line items]
Financial liabilities	6,793	7,069
Aggregate nominal amount	6,793	7,069
Accrued interests | Level 2 | Fair value
Disclosure of detailed information about borrowings [line items]
Fair value of financial liabilities	33	16
Accrued interests | Gross
Disclosure of detailed information about borrowings [line items]
Financial liabilities	33		$ 16
Aggregate nominal amount	33	16
Trade payables | Level 2 | Fair value
Disclosure of detailed information about borrowings [line items]
Fair value of financial liabilities	10,229	12,304
Trade payables | Gross
Disclosure of detailed information about borrowings [line items]
Financial liabilities	10,229	12,304
Aggregate nominal amount	10,229	12,304
Other payables | Level 2 | Fair value
Disclosure of detailed information about borrowings [line items]
Fair value of financial liabilities	1,066	579
Other payables | Gross
Disclosure of detailed information about borrowings [line items]
Financial liabilities	1,066	579
Aggregate nominal amount	1,066	€ 579
Other investments | Gross
Disclosure of detailed information about borrowings [line items]
Current and non current financial assets	500
Carrying value of Assets at fair value through profit and loss	€ 500